Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Shares subject to option
Balance at Dec. 31, 2010	92,540,471
Granted	8,739,395
Exercised	(809,287)
Canceled	(13,667,087)
Balance at Dec. 31, 2011	86,803,492
Vested and expected to vest at Dec. 31, 2011	86,150,188
Exercisable at Dec. 31, 2011	60,158,853
Weighted-average exercise price
Balance at Dec. 31, 2010	$ 35.21
Granted	$ 29.98
Exercised	$ 21.11
Canceled	$ 44.73
Balance at Dec. 31, 2011	$ 33.32
Vested and expected to vest at Dec. 31, 2011	$ 33.35
Exercisable at Dec. 31, 2011	$ 35.21
Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2011	5.2
Vested and expected to vest at Dec. 31, 2011	5.2
Exercisable at Dec. 31, 2011	4.0